Quarterly Report
August 31, 2019
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Alcoholic Beverages – 5.1%
Ambev S.A., ADR	11,756,807	$53,375,904
China Resources Beer Holdings Co. Ltd.	13,986,000	79,380,771
Kweichow Moutai Co. Ltd., “A”	172,063	27,500,028
		$160,256,703
Apparel Manufacturers – 0.2%
Stella International Holdings Ltd.	3,456,000	$5,695,056
Automotive – 2.8%
Hero MotoCorp Ltd.	758,194	$27,309,636
Mahindra & Mahindra Ltd.	3,627,856	26,865,669
PT Astra International Tbk	68,996,700	32,467,605
		$86,642,910
Brokerage & Asset Managers – 0.9%
B3 Brasil Bolsa Balcao S.A.	1,258,000	$13,609,853
Moscow Exchange MICEX-RTS	9,573,355	13,578,636
		$27,188,489
Business Services – 0.4%
Tata Consultancy Services Ltd.	407,111	$12,882,513
Computer Software - Systems – 0.9%
Linx S.A.	3,551,400	$27,340,892
Construction – 2.6%
PT Indocement Tunggal Prakarsa Tbk	21,189,100	$32,452,111
Techtronic Industries Co. Ltd.	6,833,500	47,239,388
		$79,691,499
Consumer Products – 0.6%
Dabur India Ltd.	2,822,929	$17,742,261
Consumer Services – 3.2%
51job, Inc., ADR (a)	571,971	$41,141,874
Ctrip.com International Ltd., ADR (a)	454,236	14,708,162
Localiza Rent a Car S.A.	867,700	9,856,703
MakeMyTrip Ltd. (a)	1,486,807	34,151,957
		$99,858,696
Containers – 0.2%
Lock & Lock Co. Ltd.	717,391	$7,077,666
Electrical Equipment – 2.0%
Bharat Heavy Electricals Ltd.	24,138,554	$17,087,895
LS Industrial Systems Co. Ltd.	1,185,466	44,971,858
		$62,059,753
Electronics – 12.2%
ASM Pacific Technology Ltd.	1,947,400	$22,316,960
Samsung Electronics Co. Ltd.	3,872,158	140,660,435
Silicon Motion Technology Corp., ADR	879,989	28,397,245
Taiwan Semiconductor Manufacturing Co. Ltd.	23,056,695	190,120,471
		$381,495,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.2%
LUKOIL PJSC, ADR	872,808	$70,121,395
Petroleo Brasileiro S.A., ADR	2,101,190	28,471,124
		$98,592,519
Food & Beverages – 4.3%
AVI Ltd.	5,494,347	$30,049,347
BRF S.A. (a)	842,310	7,757,958
Fomento Economico Mexicano S.A.B. de C.V., ADR	110,513	10,096,468
Orion Corp.	590,547	43,928,408
Tingyi (Cayman Islands) Holding Corp.	31,606,000	43,536,656
		$135,368,837
Food & Drug Stores – 0.4%
Dairy Farm International Holdings Ltd.	1,911,600	$13,687,056
Forest & Paper Products – 0.7%
Suzano S.A.	3,163,400	$22,214,845
Gaming & Lodging – 1.5%
Genting Berhad	31,696,300	$45,221,210
General Merchandise – 0.8%
S.A.C.I. Falabella	2,129,106	$11,949,666
Walmart de Mexico S.A.B. de C.V.	4,893,536	13,851,773
		$25,801,439
Insurance – 3.2%
AIA Group Ltd.	7,840,200	$76,248,055
Samsung Fire & Marine Insurance Co. Ltd.	119,998	22,686,928
		$98,934,983
Internet – 12.5%
Alibaba Group Holding Ltd., ADR (a)	604,057	$105,728,097
Baidu, Inc., ADR (a)	559,358	58,436,130
NAVER Corp.	549,145	66,418,776
Tencent Holdings Ltd.	3,846,900	159,363,441
		$389,946,444
Machinery & Tools – 3.6%
Doosan Bobcat, Inc.	1,696,543	$50,213,471
Haitian International Holdings Ltd.	18,177,000	34,219,239
PT United Tractors Tbk	19,429,400	28,661,275
		$113,093,985
Major Banks – 5.9%
ABSA Group Ltd.	5,449,644	$55,215,874
Banco Bradesco S.A., ADR	7,403,092	59,150,705
China Construction Bank	76,289,490	56,630,380
Industrial & Commercial Bank of China, “H”	22,355,000	14,113,725
		$185,110,684
Metals & Mining – 0.9%
Vale S.A., ADR (a)	2,655,800	$29,213,800
Network & Telecom – 1.3%
VTech Holdings Ltd.	5,176,900	$40,937,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Lamprell PLC (a)	9,696,016	$5,993,439
Other Banks & Diversified Financials – 15.3%
Abu Dhabi Commercial Bank	7,489,542	$17,718,884
Banco Macro S.A., ADR	185,216	4,317,385
Bancolombia S.A., ADR	291,492	14,516,302
Credicorp Ltd.	95,847	19,851,831
E.Sun Financial Holding Co. Ltd.	53,441,059	42,960,418
Grupo Financiero Inbursa S.A. de C.V.	21,578,503	26,669,636
Housing Development Finance Corp. Ltd.	3,641,976	110,494,821
Kasikornbank Co. Ltd.	7,107,600	37,197,351
Komercni Banka A.S.	765,492	27,173,681
Metropolitan Bank & Trust Co.	37,472,774	51,036,252
Public Bank Berhad	6,957,151	33,615,339
Sberbank of Russia	15,903,863	53,449,941
Shriram Transport Finance Co. Ltd.	2,931,629	39,665,208
		$478,667,049
Pharmaceuticals – 0.8%
Genomma Lab Internacional S.A., “B” (a)	28,169,126	$23,599,013
Real Estate – 2.0%
Aldar Properties PJSC	24,333,625	$14,839,394
Hang Lung Properties Ltd.	16,560,000	37,427,070
Multiplan Empreendimentos Imobiliarios S.A.	1,685,566	10,579,053
		$62,845,517
Restaurants – 2.9%
Yum China Holdings, Inc.	2,017,509	$91,655,434
Specialty Chemicals – 0.7%
Astra Argo Lestari	2,395,047	$1,772,858
PTT Global Chemical PLC	11,249,800	19,502,475
		$21,275,333
Specialty Stores – 0.6%
Dufry AG	225,586	$18,288,477
Telecommunications - Wireless – 0.6%
Mobile TeleSystems PJSC, ADR	2,249,824	$18,066,087
Telephone Services – 3.4%
Hellenic Telecommunications Organization S.A.	2,061,123	$27,500,457
Naspers Ltd.	253,273	57,668,186
PT XL Axiata Tbk (a)	78,976,350	19,375,234
		$104,543,877
Tobacco – 0.4%
PT Hanjaya Mandala Sampoerna Tbk	70,994,600	$13,463,199
Utilities - Electric Power – 1.3%
CESC Ltd.	3,731,942	$40,477,388
Total Common Stocks		$3,044,929,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.17% (v)	61,073,572	$61,079,679

Other Assets, Less Liabilities – 0.4%		13,886,721
Net Assets – 100.0%		$3,119,896,246
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $61,079,679 and $3,044,929,846, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$726,413,936	$—	$—	$726,413,936
South Korea	375,957,542	—	—	375,957,542
India	326,677,349	—	—	326,677,349
Brazil	261,570,837	—	—	261,570,837
Taiwan	261,478,135	—	—	261,478,135
Hong Kong	243,551,267	—	—	243,551,267
Russia	88,187,481	67,028,577	—	155,216,058
South Africa	142,933,406	—	—	142,933,406
Indonesia	128,192,283	—	—	128,192,283
Other Countries	422,939,033	—	—	422,939,033
Mutual Funds	61,079,679	—	—	61,079,679
Total	$3,038,980,948	$67,028,577	$—	$3,106,009,525
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,319,149	$299,921,850	$299,168,587	$1,826	$5,441	$61,079,679
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$442,973	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2019, are as follows:
China	23.3%
South Korea	12.1%
India	10.5%
Brazil	8.4%
Taiwan	8.4%
Hong Kong	7.8%
Russia	5.0%
South Africa	4.6%
Indonesia	4.1%
Other Countries	15.8%